Loan Impairment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans impaired, description	No loans and 17 loans of $14.9 million were granted one-time extension for the years ended December 31, 2016 and 2015, respectively, which accounted for nil and 6.3% of total loans originated during the years ended December 31, 2016 and 2015, respectively.
Business Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trouble debt restructuring amounts	$ 6,517,134	$ 3,080,857
Allowance for loan loss	3,618,550	73,129
Impaired amounts of business loans	7,381,094	10,468,752
Impaired amounts of personal loans	6,784,962	4,254,664
Personal Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trouble debt restructuring amounts	881,239	1,035,168
Allowance for loan loss	$ 440,619	$ 22,377